BORROWINGS (Long-term Narrative) (Details)	1 Months Ended				12 Months Ended				24 Months Ended	36 Months Ended
	Sep. 30, 2015 CNY (¥)	Aug. 31, 2015 CNY (¥)	Jul. 31, 2015 USD ($) item	Mar. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($) MW	Dec. 31, 2015 CNY (¥) MW	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Jul. 31, 2015 CNY (¥) shares	Jul. 24, 2015 USD ($)	Jul. 24, 2015 CNY (¥)
Debt Instrument [Line Items]
Proceeds from issuance of long-term debt								¥ 800,000,000
Less: Current maturities					$ 133,799,404		¥ 66,725,778		$ 133,799,404	$ 133,799,404	¥ 866,725,778
Total debt issuance cost							¥ 26,052,881
Change in fair value of warrants					$ 323,570	¥ 2,096,024
Carrying value of the loan											905,557,426
Long-term borrowings					714,425,276		¥ 956,500,000		714,425,276	714,425,276	4,627,904,051
Current portion of debt					$ 133,799,404		¥ 66,725,778		$ 133,799,404	$ 133,799,404	866,725,778
China Development Bank [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity											2,301.4
Line of credit, amount outstanding											2,156,500,000
Less: Current maturities											¥ 106,000,000
Debt term										15 years
Effective interest rate					6.03%				6.03%	6.03%	6.03%
Pledged assets											¥ 3,560,574,593
Accounts receivable pledged											322,275,258
Net assets of subsidiaries											¥ 686,909,010
Debt instrument, effective percentage					6.03%				6.03%	6.03%	6.03%
Current portion of debt											¥ 106,000,000
Loan Agreement With Financial Investment Management Center [Member]
Debt Instrument [Line Items]
Debt, face amount											20,000,000
Debt term					3 years	3 years
Strategic financing agreement with China Minsheng Banking Corp., Ltd. [Member]
Debt Instrument [Line Items]
Debt, face amount				¥ 3,000,000
Debt term				5 years
Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] | Loan agreement with The Export-Import Bank of China [Member]
Debt Instrument [Line Items]
Debt, face amount		¥ 700,000,000
Line of credit, amount outstanding											¥ 328,505,786
Weighted average interest rate					4.14%				4.14%	4.14%	4.14%
Debt term		20 months
Guochuang Investment [Member]
Debt Instrument [Line Items]
Debt, face amount								¥ 8,000,000
Proceeds from issuance of long-term debt								¥ 8,000,000
Jinko Holding and Zhejiang Jinko [Member] | Loan Agreement With Financial Investment Management Center [Member]
Debt Instrument [Line Items]
Debt, face amount											¥ 383,122,400
JinkoSolar Power Engineering Group Limited [Member] | Long term Borrowings With Embedded Warrants [Member]
Debt Instrument [Line Items]
Debt term					18 months	18 months
Effective interest rate					13.95%				13.95%	13.95%	13.95%
Number of financial institutions other than Credit Suisse | item			6
Debt instrument, interest rate spread					6.00%	6.00%
Debt instrument, description of variable rate basis					LIBOR	LIBOR
Frequency of interest payment					six	six
Total debt issuance cost | $			$ 4,000,000
Warrants issued | shares												6,750
Percentage of subsidiary shares to be diluted upon exercise of warrants issued to financial institutions			0.675%
Number of financial institutions | item			7
Internal rate of return on the aggregate principal amount of the loan			10.00%
Fair value of the warrants					$ 10,530,000				$ 10,530,000	$ 10,530,000	¥ 68,377,608		$ 10,190,000	¥ 62,331,211
Fair value of the warrants residual allocated to the loan					139,810,000				139,810,000	139,810,000	855,203,789
Total transaction cost					4,358,118	¥ 26,658,170
Transaction cost related to warrants charged to financial costs					296,061	1,810,978
Debt discount					4,062,057				$ 4,062,057	$ 4,062,057	¥ 24,847,192
Change in fair value of warrants					$ 340,000	2,096,024
Debt instrument, effective percentage					13.95%				13.95%	13.95%	13.95%
Interest cost					$ 8,017,525	49,954,794
Carrying value of the loan					139,453,836				$ 139,453,836	$ 139,453,836	¥ 905,557,426
Debt discount amortization					$ 3,705,892	24,064,580
JinkoSolar Power Engineering Group Limited [Member] | Long term Borrowings With Embedded Warrants [Member] | IPO One [Member]
Debt Instrument [Line Items]
Percentage of subsidiary shares to be diluted upon exercise of warrants issued to financial institutions			0.675%
JinkoSolar Power Engineering Group Limited [Member] | Long term Borrowings With Embedded Warrants [Member] | IPO Two [Member]
Debt Instrument [Line Items]
Percentage of subsidiary shares to be diluted upon exercise of warrants issued to financial institutions			1.425%
JinkoSolar Power Engineering Group Limited [Member] | Long term Borrowings With Embedded Warrants [Member] | IPO Three [Member]
Debt Instrument [Line Items]
Percentage of subsidiary shares to be diluted upon exercise of warrants issued to financial institutions			2.10%
JinkoSolar Power Engineering Group Limited [Member] | Financings Associated With Failed Sale Lease Back Transactions [Member]
Debt Instrument [Line Items]
Less: Current maturities											¥ 149,481,917
Effective interest rate					6.55%				6.55%	6.55%	6.55%
Debt instrument, effective percentage					6.55%				6.55%	6.55%	6.55%
Interest cost						¥ 9,813,448
Capacity of solar project sold | MW					317	317
Carrying amount of solar project sold											¥ 1,276,496,254
Cash consideration for solar project sold						¥ 2,033,000,000
Long-term borrowings											1,268,724,225
Current portion of debt											149,481,917
JinkoSolar Power Engineering Group Limited [Member] | Financings Associated With Failed Sale Lease Back Transactions [Member] | Minimum [Member]
Debt Instrument [Line Items]
Lease term					5 years	5 years
JinkoSolar Power Engineering Group Limited [Member] | Financings Associated With Failed Sale Lease Back Transactions [Member] | Maximum [Member]
Debt Instrument [Line Items]
Lease term					12 years	12 years
Proceeds received from the seller-lessee, netting off the transaction costs						¥ 1,589,704,880
Transaction costs						¥ 53,295,120
Expected useful life of solar projects					20 years	20 years
JinkoSolar Power Engineering Group Limited [Member] | Financings Associated With Failed Sale Lease Back Transactions [Member] | Accounts receivable [Member]
Debt Instrument [Line Items]
Pledged assets											98,147,637
JinkoSolar Power Engineering Group Limited [Member] | Financings Associated With Failed Sale Lease Back Transactions [Member] | Project Assets [Member]
Debt Instrument [Line Items]
Pledged assets											1,276,496,254
JinkoSolar Power Engineering Group Limited [Member] | Financings Associated With Failed Sale Lease Back Transactions [Member] | Equity Interest [Member]
Debt Instrument [Line Items]
Pledged assets											862,082,542
JinkoSolar Power Engineering Group Limited [Member] | Line of credit agreement with Ping An Bank [Member]
Debt Instrument [Line Items]
Debt, face amount												¥ 3,000,000
Line of credit, amount outstanding											¥ 389,000,000
Debt term			3 years
JinkoSolar Power Engineering Group Limited [Member] | Line of credit agreement with Ping An Bank, due and payable in June, 2016 [Member]
Debt Instrument [Line Items]
Weighted average interest rate					6.16%				6.16%	6.16%	6.16%
Debt term					1 year	1 year
JinkoSolar Power Engineering Group Limited [Member] | Strategic agreement with the Industrial and Commercial Bank of China Jiangxi Provincial branch [Member]
Debt Instrument [Line Items]
Debt, face amount	¥ 10,000,000
Line of credit, amount outstanding											¥ 10,000,000
Weighted average interest rate					4.515%				4.515%	4.515%	4.515%
Debt term	3 years
JinkoSolar Power Engineering Group Limited [Member] | Strategic agreement with the Industrial and Commercial Bank of China Jiangxi Provincial branch, due and payable in December, 2016 [Member]
Debt Instrument [Line Items]
Debt term									1 year